NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
NATURE OF OPERATIONS
Operating loss	$ 3,042,185	$ 1,351,058	$ 10,276,602	$ 4,802,106
Accumulated deficit	(120,209,729)		(115,038,758)	$ (82,861,960)
Working capital deficit	$ (10,906,674)		$ (5,367,985)